Preference Shares Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Preference Shares Liabilities [Abstract]
Preference Shares Liabilities

10. PREFERENCE SHARES LIABILITIES

Preference shares liabilities amounting to $2,000 and $2.5 million as of March 31, 2020 and December 31, 2019, respectively, represent the Company’s obligation to purchase in 2020 the preference shares from certain employees of Solutions Infini as a part of the Solutions Infini 2018 Purchase Agreement.

On March 9, 2020, the Company signed a modification of the 2018 Solutions Infini Purchase Agreement to reduce the price of the preference shares to be purchased from the eligible employees of Solutions Infini in July 2020 to their face value, amounting to Indian Rupee 10.0 per each preference share. As a result of this modification, the total preference shares obligation was reduced to Indian Rupee 132,000 ($2,000 at the March 31, 2020 exchange rate).

On January 31, 2020, the Company agreed to pay to the eligible employees of the preference shares, performance bonuses for a total amount of $3.5 million (at the March 31, 2020 exchange rate), to be paid in 2020, as a replacement of the preference shares obligation.

On March 24, 2020, given the prevailing situation of the COVID-19 pandemic both globally and in India, the Company agreed with two of the eligible employees to delay payment of their performance bonuses, for a total amount of $1.4 million (at the March 31, 2020 exchange rate), and evaluate the timeline for payment thereof at a later date.

14. PREFERENCE SHARES LIABILITIES

As mentioned above, preference shares liabilities amounting to $2.5 million and $1.8 million as of December 31, 2019 and 2018, respectively, represent the Company’s obligation to purchase in 2020 the preference shares from certain employees of Solutions Infini as a part of the Solutions Infini 2018 Purchase Agreement. The purchase will be made at a predetermined price based on the EBITDA of Solutions Infini for its year ending March 31, 2020 as stated in the purchase agreement and any amendments thereto.

On May 6, 2019, the Company signed a modification of the Solutions Infini Purchase Agreement to reduce the price of the preference shares to be purchased from the eligible employees of Solutions Infini in 2020 for India Rupee 70.0 million ($987,000 at the December 31, 2019 exchange rate).

On March 9, 2020, the Company signed an additional modification of the Solutions Infini Purchase Agreement to reduce the price of the preference shares to be purchased from the eligible employees of Solutions Infini in July 2020 to their face value, amounting to Indian Rupee 10.0 per share. As a result of this modification, effective on January 30, 2020, the total preference shares obligation was reduced to Indian Rupee 140,000 ($2,000 at the January 31, 2020 exchange rate). See Note 27—Subsequent Events.